EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2018

At a meeting held May 17, 2018, shareholders approved the reorganization of Eaton Vance Global Small-Cap Fund (“Global Small-Cap Fund), a series of Eaton Vance Special Investment Trust, into Eaton Vance Global Small-Cap Equity Fund (“Global Small-Cap Equity Fund”), a series of Eaton Vance Mutual Funds Trust.

Effective May 21, 2018, Global Small-Cap Fund was reorganized into Global Small-Cap Equity Fund. Shares of Global Small-Cap Fund are no longer offered for sale.

May 22, 2018	29234 5.22.18

EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Statement of Additional Information
dated May 1, 2018

At a meeting held May 17, 2018, shareholders approved the reorganization of Eaton Vance Global Small-Cap Fund (“Global Small-Cap Fund), a series of Eaton Vance Special Investment Trust, into Eaton Vance Global Small-Cap Equity Fund (“Global Small-Cap Equity Fund”), a series of Eaton Vance Mutual Funds Trust.

Effective May 21, 2018, Global Small-Cap Fund was reorganized into Global Small-Cap Equity Fund. Shares of Global Small-Cap Fund are no longer offered for sale.

May 22, 2018